Premises and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 14 - Premises and equipment

The premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2012	2011
Land		$108,851	$108,468
Buildings	10-50	496,621	493,746
Equipment	2-10	306,925	312,975
Leasehold improvements	3-10	85,314	88,882
		888,860	895,603
Less - Accumulated depreciation
and amortization		472,684	471,083
Subtotal		416,176	424,520
Construction in progress		10,766	5,498
Total premises and equipment, net		$535,793	$538,486

Depreciation and amortization of premises and equipment for the year 2012 was $46.7 million (2011 -$46.4 million; 2010 - $58.9 million), of which $24.2 million (2011 - $23.8 million; 2010 - $24.4 million) was charged to occupancy expense and $22.5 million (2011 - $22.6 million; 2010 - $34.5 million) was charged to equipment, communications and other operating expenses. Occupancy expense is net of rental income of $22.9 million (2011 - $23.3 million; 2010 - $27.1 million).